Unaudited Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 7,284	$ 1,630
Cost of revenues	(7,394)	(1,849)
Gross loss	(110)	(219)
Operating expenses:
Selling and marketing expenses	(198)
General and administrative expenses	(656)	(1,349)
Loss from operations	(964)	(1,568)
Other income (expenses):
Realized gain on exchange of digital assets	34
Interest income	1	1
Interest expenses	(50)
Foreign currency exchange loss, net	(135)	(218)
Equity in income on equity method investments	1	10
Others, net	(2)	(4)
Loss before income tax from continuing operations	(1,115)	(1,779)
Income tax expense
Net loss from continuing operations	(1,115)	(1,779)
Income from discontinued operations, net of income taxes		1,484
Net loss	(1,115)	(295)
Net gain from discontinued operations attributable to noncontrolling interest		789
Less: Net gain attributable to the non-controlling interest		789
Net income/(loss) attributable to shareholders of the Company	(1,115)	(1,084)
Comprehensive loss	$ (1,115)	$ (295)
Net loss per share-Basic and diluted
From continuing operation (in Dollars per share) | $ / shares	$ (0.91)	$ (2.61)
From discontinued operation (in Dollars per share) | $ / shares		$ 1.02
Weighted average shares used in calculating net loss per share
Basic (in Shares) | shares	1,229,652	682,160
Diluted (in Shares) | shares	1,229,652	682,160